CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Non-Controlling Interest
Balance at Dec. 31, 2011		$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Stock options (notes 6 and 7)			12,268
Shares issued under incentive share purchase plan		5,346
Shares issued under incentive share purchase plan (in shares)		160,207
Shares issued under dividend reinvestment plan		3,607
Shares issued under dividend reinvestment plan (in shares)		105,678
Shares issued for purchase of mining property (note 14)		2,447			499
Shares issued for purchase of mining property (note 14) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 14)								(12,191)
Net income for the period						78,548
Dividends declared (nil and $0.20 per share for the period ended March 31, 2013 and 2012, respectively)						(34,106)
Other comprehensive income (loss) for the period	(9,875)						(9,875)
Restricted share unit plan (note 6)		(9,858)
Restricted share unit plan (note 6) (in shares)		(268,232)
Balance at Mar. 31, 2012		3,182,923	129,962	24,858	15,665	(84,579)	(16,981)	0
Balance (in shares) at Mar. 31, 2012		170,880,330
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)	0
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Stock options (notes 6 and 7)			13,688	0
Shares issued under employee stock option plan (notes 6 and 7)		9,720	(3,283)
Shares issued under employee stock option plan (notes 6 and 7)		212,500
Shares issued under incentive share purchase plan		5,937
Shares issued under incentive share purchase plan (in shares)		146,583
Shares issued under dividend reinvestment plan		8,088
Shares issued under dividend reinvestment plan (in shares)		211,831
Shares issued for purchase of mining property (note 14)					0
Net income for the period						23,859
Dividends declared (nil and $0.20 per share for the period ended March 31, 2013 and 2012, respectively)						(62)
Other comprehensive income (loss) for the period	10,988						10,988
Restricted share unit plan (note 6)		(15,923)				157
Restricted share unit plan (note 6) (in shares)		(297,677)
Balance at Mar. 31, 2013	$ 3,463,381	$ 3,249,744	$ 158,437	$ 24,858	$ 15,665	$ 31,000	$ (16,323)	$ 0
Balance (in shares) at Mar. 31, 2013		172,376,107